WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
Warrants [Abstract]
Schedule of transactions involving of warrants

Transactions involving our warrants are summarized as follows:

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)

Outstanding at December 31, 2018	3,375	$2,370
Granted	—	$—
Forfeited	(140)	$27,147
Outstanding at December 31, 2019	3,235	$1,289	1.8
Granted	—	$—
Forfeited	(742)	$5,673
Outstanding at December 31, 2020	2,493	$15.99	1.0

Exercisable at December 31, 2020	2,493	$15.99	1.0

Schedule of outstanding common stock purchase warrants

The following table summarizes outstanding common stock purchase warrants as of December 31, 2020:

	Number of shares	Weighted- average exercise price	Expiration
Issued to consultants	10	$3,263	August 2023
Issued pursuant to 2016 financings	1,958	$0.30	December 2021
Issued pursuant to 2017 financings	525	$12.67	March 2022 through April 2022
	2,493